REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 12 - REDEEMABLE NON-CONTROLLING INTERESTS

On July 3, 2019 AU10TIX entered into a Series A Preferred Subscription Agreement (the "Agreement") with TPG Lux 2018 SC I, S.a.r.l ("TPG") and issued 3,000,000 Series A Preferred Shares ("Series A Shares") to TPG for a price of US$60,000 in cash representing approximately 24% of the outstanding share capital of AU10TIX and 23.077% of the fully-diluted share capital of AU10TIX (see note 14). Transaction costs totaled $4,540 and were deducted from the redeemable non-controlling interests balance.

On November 7, 2019, AU10TIX issued 1,000,000 Series A Preferred Shares and 23,622 Series A-1 Preferred Shares ("Series A-1 Shares" and together with Series A Shares – "the Preferred Shares") to Oak for a price of US$20,000 in cash representing approximately 7.401% of the outstanding share capital of AU10TIX and 7.143% of the fully-diluted share capital of AU10TIX. For accounting purposes, the investment was allocated to the Series A and Series A-1 Preferred Shares on a relative fair value basis: $19,537 and $461, respectively. Transaction costs totaled $1,513 and were deducted from the respective investment amounts.

Following the Oak investment, on November 7, 2019, TPG subscribed for 307,087 Series A-1 Shares at nominal value (US$0.001 per share) (“Bonus Issue Series A-1 Shares”) in order to preserve its 23.077% ownership interest in the fully diluted share capital of AU10TIX.

On June 28, 2021, Oak purchased 755,906 AU10TIX Series A Preferred shares from TPG and GF purchased 1,511,811 AU10TIX Series A Preferred Shares from TPG. In connection with such purchases, all outstanding AU10TIX’s Series A Preferred Shares and Series A-1 Preferred Shares were re-designated as New Series A Preferred Shares and the Ordinary Shares owned by ICTS were re-designated as Class B Ordinary Shares, as described below.

Following the modification and extinguishment of the Preferred Shares and the reclassification of the Series A-1 Shares in 2021, the Company adjusted the carrying value of the redeemable non-controlling interests by $9,057, with a corresponding decrease to additional paid-in capital and non-controlling interests in the amounts of $10,102 and $1,045, respectively. Additionally, the carrying value of the Series A-1 Shares, which were previously presented among non-controlling interests, were reclassified to redeemable non-controlling interests due to their Exit Rights described below and initially recognized at their fair value, following their re-designation as New Series A Preferred Shares.

Following the completion of the sales and purchases contemplated on June 28, 2021: (i) ICTS owns 68.69% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owns 12.87% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; (iii) GF owned 10.93% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; and (iv) TPG owns 7.51% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares. In addition, AU10TIX may issue up to 500,000 Class A Ordinary Shares under its existing employee stock option plan, which was increased in February 2023 up to 1,000,000 Class A Ordinary Shares.

The New Series A Preferred

The Share Holders Agreement (“SHA”) and the Articles (as amended by the Deed of Amendment) provide for the following material matters in respect of the rights attaching to the New Series A Preferred Shares and the Ordinary Shares and the ongoing governance of AU10TIX:

The New Series A Preferred Shares are entitled to one vote per share and rank equally with the Ordinary Shares in regards to dividends. The Ordinary Shares are divided into two classes: Class A Ordinary Shares and Class B Ordinary Shares, which rank equally as to dividends. The Class A Ordinary Shares are entitled to one vote per share. The Class B Ordinary Shares are entitled to three votes per share and may only be held by ICTS and its permitted transferees.

The holders of New Series A Preferred Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a certain events (as defined in the SHA), The Ordinary Shares rank equally in liquidation. The New Series A Preferred Shares are subject to conversion into Class A Ordinary Shares on a 1:1 basis (subject to adjustments for certain events affecting the capital of AU10TIX) at the option of the New Series A Holder; and immediately prior to a qualifying IPO of AU10TIX. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time upon the written request of a holder of Class B Ordinary Shares on a 1:1 basis, subject to adjustments for certain events affecting the capital of AU10TIX.

Exit Rights: At any time from and after July 3, 2026, upon written request by Series A Holders holding at least 60% of the then outstanding New Series A Preferred Shares (the “Preferred Majority”), AU10TIX is required to use reasonable endeavors to facilitate a sale of AU10TIX within six months after such written request, and, thereafter, the Preferred Majority has the right to step-in and require AU10TIX to facilitate a sale or IPO. On the exercise of such step-in right, each other shareholder (including ICTS) is required to cooperate with the Preferred Majority regarding such sale or IPO and the Preferred Majority has the right to exercise drag along rights over the shares held by other shareholders in order to facilitate such exit event.

Shares of redeemable convertible preferred stock are not mandatorily or currently redeemable. However, the Exit Right would constitute a contingent redemption event that is outside of AU10TIX’s control. As such, New Series A Shares have been presented outside of permanent equity as redeemable non-controlling interests.

The Preferred Shares Rights

The following table sets forth for the movement in the redeemable non-controlling interests:

	Year Ended December 31,
	2024	2023
Balance as of the beginning of the year	$93,521	$89,974
Net Income (loss)	341	3,490
Other Comprehensive Income - Translation adjustment	(47)	57
Paid dividend	(3,078)	-
Balance as of the end of the year	$90,737	$93,521